Litigation and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Litigation and Contingent Liabilities
24.	LITIGATION AND CONTINGENT LIABILITIES

Dispute over research tax credit calculation

Context

In 2014, the Company was under a tax audit at the end of which the French tax authorities questioned part of the Research Tax Credit (CIR) received by the Company for the 2010 fiscal year. The tax audit was extended to the CIR for the 2011 and 2012 fiscal years.

This tax audit was also extended to the 2014 CIR as part of a documentary audit the purpose of which was to apply the rules described below.

Subject matter of the dispute

The dispute with the French tax authorities pertained mainly to collaborative research alliances with partners in the pharmaceutical industry. The tax authorities contended that, in these alliances, the Company was acting as a sub-contractor, which should reduce the basis on which the CIR was computed by deducting amounts billed by the Company to the other party. The Company maintained that the contracts governing the collaborative research alliances included reciprocal provisions concerning intellectual property, the shared governance of the research programs, risk sharing, conditions governing the termination of the agreements and the terms of compensation, which demonstrated that they were not sub-contracting agreements.

On April 5, 2018, the Administrative Court of Montreuil partially accepted the Company’s claims on the CIR for 2010, 2011 and 2012, in particular, on the qualification of collaborative research. On June 28, 2018, the Administrative Court of Montreuil accepted the Company’s claim on the CIR for 2014. On September 11, 2018, following the judgment, the Company was repaid €432.

On July 25, 2018, and then on October 28, 2018, the Company was informed that the Ministry of Action and Public Accounts, appealed the aforementioned judgments.

On June 18, 2019, the Court of Appeals of Montreuil delivered its judgment on the first judgment and gave the Company the right to take into account the depreciation of certain assets eligible for the CIR but reversed the decision of the Administrative Court as it relates to the collaboration research for the CIRs received in connection with the 2010, 2011 and 2012 fiscal years. The Company will have to reduce the basis of its CIR claims by the amounts invoiced to its partners.

Provision

The Company has decided not to appeal the Court of Appeals decision, and therefore has recognized a provision totaling €1,892, which includes adjustments to the 2014 CIR, and for which it did not seek to continue before the court of appeals during a hearing in March 2020. The provision replaces in full the potential debts mentioned in the 2018 annual financial statements.